Subsequent Events (Details Narrative) $ in Thousands, $ in Millions	Mar. 07, 2025 USD ($)	Feb. 24, 2025 USD ($)	Mar. 01, 2024	Sep. 14, 2022	Jan. 24, 2022 USD ($)	Mar. 07, 2025 CAD ($)	Jun. 04, 2024 USD ($)	Aug. 30, 2023 USD ($)	Feb. 10, 2023 USD ($)
Secured Revolving Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Bank loan maturity date		Mar. 31, 2027	Mar. 31, 2027	Mar. 31, 2025	Mar. 31, 2023
Secured revolving credit line					$ 10,000		$ 30,000	$ 25,000	$ 20,000
Additional bank loan available					$ 15,000		$ 5,000	$ 10,000	$ 15,000
Secured Revolving Credit Facility [Member] | SOFR Rate [Member]
IfrsStatementLineItems [Line Items]
Bank loan interest rate margin					4.00%
After Reporting Events [Member] | Secured Revolving Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Bank loan maturity date		Mar. 31, 2028
Bank loan interest rate margin		100.00%
Available capacity		$ 75,000
Secured revolving credit line		30,000
Secured Bank Loan Drawn		25,000
Additional bank loan available		$ 45,000
After Reporting Events [Member] | Secured Revolving Credit Facility [Member] | SOFR Rate [Member]
IfrsStatementLineItems [Line Items]
Interest rate		3.00%
Garrison Royalty Acquisition [Member]
IfrsStatementLineItems [Line Items]
Percentage of royalty interests acquired	1.20%					1.20%
Consideration transferred, acquisition of royalty interest	$ 1,948					$ 2.8
Garrison Royalty Acquisition [Member] | Secured Revolving Credit Facility [Member]
IfrsStatementLineItems [Line Items]
Drawdown under credit facility	$ 2,000